GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.4 - Schedule 3

Exception Detail

Run Date - 05/05/2021 8:48:10 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Compliance	Compliance		TRID- Fee Tolerance Violation		Zero tolerance violation of $23,643 for addition of Broker fee in section A and closing fee in section B with no valid coc. Please provide proof of additional $23,490.30 (pccd cured 152.70) refund along with letter of explanation to borrower along with PCCD reflecting cure of $23,643.00. All must be issued within 60 days of consummation	Information Provided		Reviewer 03/19/2021 11:51 AM; PCCD provided has already been provided and will not cure deficiency. Condition remains open. Reviewer 03/19/2021 03:36 PM; ***update*** zero tolerance fee due to addition of closing fee in section B on 1/19 with no valid coc. Need evidence of additional $346.30 refund (PCCD cured $152.70) along with letter of explanation to borrower and PCCD reflecting total cure of $499. All must be issued within 60 days Reviewer 03/22/2021 03:13 PM; NO documentation provided	03/23/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	A	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Valuation	Appraisal		is missing		Missing second valuation	SSR is 2.5 acceptable for second valuation			04/07/2021			A	1	XXXXXXXXXX	XX	P	3	C	A	A	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Compliance	Compliance		TRID- Fee Tolerance Violation		Tolerance violation of $9465.90. Zero tolerance violation of $9450.00 for the addition of the Loan Origination Fee on the XX/XX/XXXX LE. 10% tolerance violation of $15.90 for the increase in the Recording Fee on the XX/XX/XXXX CD. Tolerance cure paid $15.90. Tolerance violation remaining $9450.00. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing. OR if any of the lender credit in section J is applied to the loan origination fee, then provide a post CD moving the fee to the lender paid column and update the lender credit in section J.	Information Provided			03/19/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	A	A	C	A	A	A		QM: Safe Harbor	1
XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	XXXXXXXXXX	Compliance	Compliance		Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information Provided			03/19/2021			A	1	XXXXXXXXXX	XX	P	1	C	A	A	A	C	A	A	A		QM: Safe Harbor	1